Fair Value Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	$ 39,844	$ 38,730
Total (losses) gains (realized/unrealized) included in earnings	(1,628)	(2,023)
Net unrealized gains (losses) included in other comprehensive income	(1,938)	2,770
Purchases	3,903	3,424
Sales	(6,429)	(6,609)
Transfers in	2,474	3,564
Transfers out	(8,455)	(12)
Balance, end of period	27,771	39,844
Fixed maturity securities | Foreign governments
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	569	535
Total (losses) gains (realized/unrealized) included in earnings	0	0
Net unrealized gains (losses) included in other comprehensive income	(17)	34
Purchases	0	0
Sales	0	0
Transfers in	0	0
Transfers out	(552)	0
Balance, end of period	0	569
Fixed maturity securities | Commercial mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	638	452
Total (losses) gains (realized/unrealized) included in earnings	5	13
Net unrealized gains (losses) included in other comprehensive income	(11)	1
Purchases	0	0
Sales	(333)	(552)
Transfers in	0	724
Transfers out	0	0
Balance, end of period	299	638
Fixed maturity securities | Residential mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1,141	0
Total (losses) gains (realized/unrealized) included in earnings	(8)	(4)
Net unrealized gains (losses) included in other comprehensive income	(26)	48
Purchases	0	0
Sales	(223)	(140)
Transfers in	0	1,237
Transfers out	0	0
Balance, end of period	884	1,141
Fixed maturity securities | Corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	32,376	30,706
Total (losses) gains (realized/unrealized) included in earnings	1,462	(115)
Net unrealized gains (losses) included in other comprehensive income	(1,764)	2,678
Purchases	1,597	3,424
Sales	(4,700)	(5,917)
Transfers in	2,474	1,600
Transfers out	(7,893)	0
Balance, end of period	23,552	32,376
Equity securities | Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	10	10
Total (losses) gains (realized/unrealized) included in earnings	7	0
Net unrealized gains (losses) included in other comprehensive income	(120)	9
Purchases	2,306	0
Sales	(1,173)	0
Transfers in	0	3
Transfers out	(10)	(12)
Balance, end of period	1,020	10
Other assets
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	5,110	7,027
Total (losses) gains (realized/unrealized) included in earnings	(3,094)	(1,917)
Net unrealized gains (losses) included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Transfers in	0	0
Transfers out	0	0
Balance, end of period	$ 2,016	$ 5,110